Leases - Summary of Right-of-use Assets (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Reconciliation of changes in right-of-use assets [abstract]
Beginning balance, Right-of-use assets	$ 276	$ 273
Provided	24	22	$ 22
System Fund expense	1	(2)	2
Ending balance, Right-of-use assets	269	276	273
Cost
Reconciliation of changes in right-of-use assets [abstract]
Beginning balance, Right-of-use assets	574	589
Additions and other remeasurements	17	33
Transfers to finance lease receivable		(31)
Terminations	(2)	(12)
Exchange and other adjustments	8	(5)
Ending balance, Right-of-use assets	597	574	589
Amortisation and impairment
Reconciliation of changes in right-of-use assets [abstract]
Beginning balance, Right-of-use assets	(298)	(316)
Provided	(24)	(22)
System Fund expense	(1)	2
Impairment charge	(1)
Transfers to finance lease receivable		21
Terminations	2	12
Exchange and other adjustments	(6)	5
Ending balance, Right-of-use assets	(328)	(298)	(316)
Land and buildings
Reconciliation of changes in right-of-use assets [abstract]
Beginning balance, Right-of-use assets	272	268
Ending balance, Right-of-use assets	265	272	268
Land and buildings | Cost
Reconciliation of changes in right-of-use assets [abstract]
Beginning balance, Right-of-use assets	533	534
Additions and other remeasurements	16	28
Transfers to finance lease receivable		(13)
Terminations	(2)	(11)
Exchange and other adjustments	8	(5)
Ending balance, Right-of-use assets	555	533	534
Land and buildings | Amortisation and impairment
Reconciliation of changes in right-of-use assets [abstract]
Beginning balance, Right-of-use assets	(261)	(266)
Provided	(23)	(21)
System Fund expense	(1)	2
Impairment charge	(1)
Transfers to finance lease receivable		8
Terminations	2	11
Exchange and other adjustments	(6)	5
Ending balance, Right-of-use assets	(290)	(261)	(266)
Investment property
Reconciliation of changes in right-of-use assets [abstract]
Beginning balance, Right-of-use assets	2	3
Ending balance, Right-of-use assets	2	2	3
Investment property | Cost
Reconciliation of changes in right-of-use assets [abstract]
Beginning balance, Right-of-use assets	38	52
Additions and other remeasurements	0	0
Transfers to finance lease receivable		(14)
Terminations	0	0
Exchange and other adjustments	0	0
Ending balance, Right-of-use assets	38	38	52
Investment property | Amortisation and impairment
Reconciliation of changes in right-of-use assets [abstract]
Beginning balance, Right-of-use assets	(36)	(49)
Provided	0	0
System Fund expense	0	0
Impairment charge	0
Transfers to finance lease receivable		13
Terminations	0	0
Exchange and other adjustments	0	0
Ending balance, Right-of-use assets	(36)	(36)	(49)
Other
Reconciliation of changes in right-of-use assets [abstract]
Beginning balance, Right-of-use assets	2	2
Ending balance, Right-of-use assets	2	2	2
Other | Cost
Reconciliation of changes in right-of-use assets [abstract]
Beginning balance, Right-of-use assets	3	3
Additions and other remeasurements	1	5
Transfers to finance lease receivable		(4)
Terminations	0	(1)
Exchange and other adjustments	0	0
Ending balance, Right-of-use assets	4	3	3
Other | Amortisation and impairment
Reconciliation of changes in right-of-use assets [abstract]
Beginning balance, Right-of-use assets	(1)	(1)
Provided	(1)	(1)
System Fund expense	0	0
Impairment charge	0
Transfers to finance lease receivable		0
Terminations	0	1
Exchange and other adjustments	0	0
Ending balance, Right-of-use assets	$ (2)	$ (1)	$ (1)